WARRANT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value of Derivative Liabilities
$

Balance, April 30, 2016	326,595

Bonus warrants issuable pursuant to promissory notes (Note 5)	55,239
Reallocation on exercise of warrants	(108,784)
Change in fair value of warrant derivatives	365,241

Balance, January 31, 2017	638,291

$

Balance, April 30, 2014	3,211,386

Bonus warrants issuable pursuant to Promissory Notes (Note 5)	60,161
Bonus warrants issuable pursuant to Second Promissory Notes (Note 6)	70,729
Change in fair value of warrant derivatives	(2,213,435)

Balance, April 30, 2015	1,128,841

Bonus warrants issuable pursuant to Second Promissory Notes (Note 6)	176,493
Change in fair value of warrant derivatives	(978,739)

Balance, April 30, 2016	326,595

Schedule of Weighted Average Assumptions of Derivative Liabilities
	January 31, 2017	April 30, 2016

Stock price (CAD$)	0.390	0.23
Exercise price (CAD$)	0.308	0.27
Risk-free interest rate (%)	1.15	0.96
Expected life (years)	1.95	1.41
Expected volatility (%)	80	76
Expected dividends ($)	Nil	Nil

	2016	2015

Stock price (CAD$)	0.23	0.25
Exercise price (CAD$)	0.27	0.38
Risk-free interest rate (%)	0.96	1.11
Expected life (years)	1.41	0.79
Expected volatility (%)	76	87
Expected dividends ($)	Nil	Nil